Notes on the Consolidated Balance Sheets - Contract liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Consolidated Balance Sheet [Abstract]
Non-current contract liabilities	€ 4	€ 5
Current contract liabilities	15,529	16,604
Total contract liabilities	15,533	€ 16,609
Decrease in contract liabilities through adjustment to revenue	1,076
Revenue that was included in contract liability balance at beginning of period	€ 15,531